Accounting policies - Adoption of IFRS 9 - Impact on Balance Sheet (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Initial adoption of IFRS 9
Tax assets, as as originally presented		$ 16,600
Tax assets, Adjustments on initial adoption of IFRS 9		286
Tax assets, restated		16,886
Provisions, as originally presented		1,032
Provisions, Adjustments on initial adoption of IFRS 9		(32)
Provisions, restated		1,000
Equity, as originally presented	$ 123,287	115,410	$ 105,227	$ 107,758
Equity, Adjustments on initial adoption of IFRS 9		(665)
Balances, restated		114,745
Accumulated Reserves
Initial adoption of IFRS 9
Equity, as originally presented	79,227	72,838	65,190	68,235
Equity, Adjustments on initial adoption of IFRS 9		(2,279)
Balances, restated		70,559
Valuation Adjustment
Initial adoption of IFRS 9
Equity, as originally presented	$ (985)	(1,177)	$ (1,596)	$ 372
Equity, Adjustments on initial adoption of IFRS 9		1,614
Balances, restated		437
Financial assets available for sale category
Initial adoption of IFRS 9
Financial assets, as originally presented		165,742
Financial assets, Adjustments on initial adoption of IFRS 9		(165,742)
Financial assets available for sale category | Valuation Adjustment
Initial adoption of IFRS 9
Equity, as originally presented		(1,533)
Equity, Adjustments on initial adoption of IFRS 9		1,533
Financial assets at fair value through other comprehensive income category
Initial adoption of IFRS 9
Financial assets, Adjustments on initial adoption of IFRS 9		92,611
Financial assets, restated		92,611
Financial assets at fair value through other comprehensive income category | Valuation Adjustment
Initial adoption of IFRS 9
Equity, Adjustments on initial adoption of IFRS 9		81
Balances, restated		81
Loans and receivables category
Initial adoption of IFRS 9
Financial assets, as originally presented		679,300
Financial assets, Adjustments on initial adoption of IFRS 9		(679,300)
Financial assets at amortized cost category
Initial adoption of IFRS 9
Financial assets, Adjustments on initial adoption of IFRS 9		751,448
Financial assets, restated		$ 751,448